Commitments and Contingencies- Narrative (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	May 26, 2021 USD ($)	Feb. 28, 2021 USD ($) ft² option	Apr. 30, 2020 USD ($)	Mar. 31, 2022 USD ($) ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021
Lessee, Lease, Description [Line Items]
Leaseback term							42 months
Proceeds from financing obligation					$ 0	$ 302,000
Gain upon debt extinguishment	$ 900,000				0	905,000
CARES Act, Employee Retention Credit					$ 0	$ 1,500,000
Paycheck Protection Program, CARES Act
Lessee, Lease, Description [Line Items]
Proceeds from loan from PPP			$ 900,000
New Jersey
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²				2,105
Operating lease, payment per year				$ 100,000
Lease term				1 year
Massachusetts
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²		6,157
Operating lease, payment per year		$ 200,000
Free rent expense period		4 months
Number of options to extend | option		1
Renewal term		3 years
Notice period for option to extend		9 months